SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and related equipment	25 - 33
Office furniture and equipment	7 - 20
Trade show equipment	33
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Assumptions Used to Estimate Value of Series B3 Preferred Shares Warrants

The following assumptions were used to estimate the value of the Series B3 preferred shares warrants as of December 31, 2012, 2013 and the three months ended March 31, 2014 (unaudited):

	Year ended December 31,		Three months ended March 31,
	2012	2013	2014
			Unaudited

Expected volatility	45%	45%	45%
Expected dividends	0	0	0
Expected term (in years)	2.5	2	0.75
Risk free rate	0.32%	0.31%	0.10%